INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets:
Allowance for loan losses	$ 118	$ 101
Deferred compensation	77	62
Retirement Plan	143	117
Reserve for off-balance sheet commitments	7	8
OTTI other impairment	18	47
OTTI credit impairment	37	36
Net unrealized loss on securities available for sale		3
Other	115	110
Total gross deferred tax assets	515	484
Deferred tax liabilities:
Net unrealized gain on securities available for sale	22
Deferred origination fees, net	125	124
Depreciation reserve		1
Total gross deferred tax liabilities	147	125
Net deferred tax assets	$ 368	$ 359